Payments, by Project - 12 months ended Mar. 31, 2025 - USD ($)	Taxes	Royalties	Fees	Total Payments
Ying Mining District
Total	$ 15,455,087	$ 19,248,883	$ 2,591,155	$ 37,295,125
GC
Total	$ 276,563	$ 871,521	652,401	1,800,485
El Domo
Total			349,271	349,271
Condor
Total			241,009	241,009
Other
Total			$ 413,802	$ 413,802